Interest and Finance Costs	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2020	2019	2018
Interest on long-term debt and other financial liabilities	10,279	13,630	14,819
Amortization of debt issuance costs	757	738	1,173
Amortization of debt issuance costs (shares issued to third party - non-cash)	350	402	-
Fair value measurement of units issued to former related party	596	-	-
Other	360	446	423
Total	12,342	15,216	16,415

Interest and finance costs, related party, are analyzed as follows:

	Year ended December 31,
	2020	2019	2018
Interest on subordinated debt	1,924	420	1,724
Amortization of subordinated debt issuance costs	-	240	7
Convertible notes interest expense	2,425	751	2,811
Convertible notes amortization of debt discount (non-cash)	5,518	3,713	4,339
Amortization of debt issuance costs (shares issued to Jelco - non-cash)	201	3,505	-
Restructuring expenses	1,015	-	-
Total	11,083	8,629	8,881